Statements of Cash Flows (USD $)	12 Months Ended	15 Months Ended
	Dec. 31, 2012	Mar. 31, 2014
CASH FLOWS FROM OPERATING ACTIVITIES
Net loss	$ (20,100)	$ (101,610)
Adjustments to reconcile net loss to net cash provided by (used for) operations:
Amortization expense	20,100	20,100
Increase in credit card payable		35,879
Net cash provided (used) by operating activities		(45,631)
CASH FLOWS FROM FINANCING ACTIVITIES
Increase (decrease) in Due to stockholder	2,500	(14,300)
Issuance of common stock		57,550
Net cash provided (used) by financing activities	2,500	43,250
NET INCREASE (DECREASE) IN CASH	2,500	(2,381)
CASH - beginning of year		2,500
CASH - end of year	2,500
SUPPLEMENTAL CASH FLOW INFORMATION:
Cash paid during the year for income taxes